Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current	$ 122.7	$ 146.2
Unused tax credits for which no deferred tax asset recognised	$ 2.0	$ 4.2